COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Commitments [Abstract]
Disclosure of future minimum purchase obligations under arrangements	Future minimum purchase obligations under these supplier and sponsorship arrangements at December 31, 2021 were as follows:

	At December 31, 2021
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	79,986	60,597	15,225	500	156,308

Disclosure of future aggregate minimum lease payments under non-cancellable operating leases	The future aggregate minimum lease payments under non-cancellable leases, primarily relating to the lease of stores and industrial buildings, are as follows:

	At December 31, 2021
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Future minimum lease payments under lease agreements	14,629	19,275	12,433	11,260	57,597